Note 5 - Goodwill and Intangible Assets (Details) - Intangible Assets Subject to Amortization (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Successor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,395.7
Accumulated Amortization and Foreign Exchange	(123.5)
Net Book Value	1,272.2
Successor [Member] | Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	613.6
Accumulated Amortization and Foreign Exchange	(71.6)
Net Book Value	542.0
Successor [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	760.5
Accumulated Amortization and Foreign Exchange	(50.8)
Net Book Value	709.7
Successor [Member] | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19.7
Accumulated Amortization and Foreign Exchange	(1.0)
Net Book Value	18.7
Successor [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1.9
Accumulated Amortization and Foreign Exchange	(0.1)
Net Book Value	1.8
Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		658.2
Accumulated Amortization and Foreign Exchange		(8.8)
Net Book Value		649.4
Predecessor [Member] | Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		494.0
Accumulated Amortization and Foreign Exchange		(6.4)
Net Book Value		487.6
Predecessor [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		164.2
Accumulated Amortization and Foreign Exchange		(2.4)
Net Book Value		161.8
Predecessor [Member] | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		0
Accumulated Amortization and Foreign Exchange		0
Net Book Value		0
Predecessor [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		0
Accumulated Amortization and Foreign Exchange		0
Net Book Value		$ 0